Balance Sheet (Parentheticals) (USD $)	Sep. 30, 2012	Jun. 26, 2012	Jun. 18, 2012
Common stock par value (in Dollars per share) (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	1,000	1,000
Common stock, shares issued	50	50
Common stock, shares outstanding	50	50